UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2003
                                               ---------------------------------

Check here if Amendment [X];      Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
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          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              11/06/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  26
                                        -------------------

Form 13F Information Table Value Total:  $   101,926
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)    (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE   SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
AMEREN CORP COM             COM        023608102   3,286,906   76,600     SOLE                                                76,600
ANHEUSER BUSCH COS INC      COM        035229103   3,830,116   77,627     SOLE                                                77,627
BEMIS COMPANY INC           COM        081437105   3,032,335   68,450     SOLE                                                68,450
BERKSHIRE HATHAWAY CL A     COM        084670108   7,352,250       98     SOLE                                                    98
BERKSHIRE HATHAWAY CL B     COM        084670207   7,692,672    3,082     SOLE                                                 3,082
CHEVRON TEXACO CORP         COM        166764100   3,658,526   51,204     SOLE                                                51,204
COLGATE PALMOLIVE CO COM    COM        194162103   3,931,577   70,345     SOLE                                                70,345
CONAGRA INC COM             COM        205887102   3,253,968  153,200     SOLE                                               153,200
CONOCOPHILLIPS              COM        20825C104   3,352,102   61,226     SOLE                                                61,226
CONSOLIDATED EDISON INC     COM        209115104   3,246,534   79,650     SOLE                                                79,650
DTE ENERGY CO COM           COM        233331107   3,279,521   88,900     SOLE                                                88,900
ENERGY EAST CORP            COM        29266M109   4,007,184  178,653     SOLE                                               178,653
EXXON MOBIL CORP            COM        30231G102   4,375,420  119,547     SOLE                                               119,547
FIRST CHARTER CORP COM      COM        319439105   2,821,387  143,948     SOLE                                               143,948
HCA INC                     COM        404119109   3,279,618   88,975     SOLE                                                88,975
JEFFERSON PILOT CORP COM    COM        475070108   4,404,627   99,248     SOLE                                                99,248
KEYCORP NEW COM             COM        493267108   3,754,954  146,850     SOLE                                               146,850
PEPSICO INC                 COM        713448108   4,087,119   89,180     SOLE                                                89,180
PG & E CORP                 COM        69331C108   3,626,825  151,750     SOLE                                               151,750
PIEDMONT NAT GAS INC COM    COM        720186105   4,243,312  108,803     SOLE                                               108,803
PITNEY BOWES INC            COM        724479100   3,842,538  100,275     SOLE                                               100,275
PULITZER INC                COM        745771105   2,033,283   39,027     SOLE                                                39,027
SCANA CORP COM              COM        80589M102   3,450,653  100,749     SOLE                                               100,749
WASHINGTON GAS LT CO COM    COM        92924F106   4,388,034  159,102     SOLE                                               159,102
WILLIS GROUP HOLDINGS LTD   COM        G96655108   3,457,837  112,450     SOLE                                               112,450
XCEL ENERGY INC             COM        98389B100   4,236,459  273,850     SOLE                                               273,850